Other income and other losses (Details) - ZHEJIANG TIANLAN - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment gain on contract assets	¥ 2,158,000	¥ 0	¥ 0
Gain on disposal of property, plant and equipment	0	0	39,000
Investment income	2,863,000	824,000	531,000
Compensation income	7,796,000	0	0
Amounts waived by payees	0	980,000	3,061,000
Reversal of allowance for doubtful accounts	10,841,000	983,000	183,000
Subsidy income from PRC government	9,088,000	9,002,000	7,780,000
Other income	¥ 32,746,000	¥ 11,789,000	¥ 11,594,000